GENERAL (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major customer percentage	13.80%	13.30%	16.30%
Additional major customer [Member]
Major customer percentage	9.30%	11.70%	10.30%